Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets and goodwill.
Schedule of intangible assets and goodwill

						Software
		Rights on	Customer	Educational		license and		Educational	Non-compete
	Goodwill	contracts	relationships	system	Copyrights	development	Trademarks	platform	agreement	In Progress	Total

Cost
As of December 31, 2019	916,767	15,263	206,971	251,223	21,069	18,412	355,298	87,987	8,303	9,606	1,890,899
Acquisitions	—	—	—	—	8,131	22,127	3	51,262	431	14,873	96,827
Disposals	—	—	—	—	(3)	(94)	—	(4,607)	—	—	(4,704)
Acquisitions through business combinations	477,584	—	115,172	29,775	14	5,103	121,053	13,102	3,122	—	764,925
Transfer	—	—	—	—	249	(231)	—	22,604	—	(22,622)	—
As of December 31, 2020	1,394,351	15,263	322,143	280,998	29,460	45,317	476,354	170,348	11,856	1,857	2,747,947
Acquisitions (a)	—	—	—	—	7,914	43,569	101	75,516	985	23,233	151,318
Disposals	—	—	—	—	—	(9)	—	(252)	—	—	(261)
Acquisitions through business combinations	622,502	—	26,197	45,138	179	10,023	66,250	39,771	5,450	—	815,510
Finalization of price allocation (b)	(66,952)	—	—	—	—	—	—	—	—	—	(66,952)
Transfer	—	—	—	—	—	—	—	23,018	—	(23,018)	—
As of December 31, 2021	1,949,901	15,263	348,340	326,136	37,553	98,900	542,705	308,401	18,291	2,072	3,647,562

Amortization
As of December 31, 2019	—	(5,291)	(14,010)	(22,234)	(11,682)	(2,955)	(8,241)	(13,773)	(810)	—	(78,996)
Amortization	—	(1,527)	(24,227)	(26,941)	(6,421)	(6,789)	(19,074)	(35,072)	(1,947)	—	(121,998)
Amortization of disposals	—	—	—	—	—	3	—	2,681	—	—	2,684
As of December 31, 2020	—	(6,818)	(38,237)	(49,175)	(18,103)	(9,741)	(27,315)	(46,164)	(2,757)	—	(198,310)
Amortization	—	(1,735)	(35,368)	(33,682)	(8,031)	(16,561)	(26,559)	(66,970)	(3,236)	—	(192,142)
Amortization of disposals	—	—	—	—	—	11	—	239	—	—	250
As of December 31, 2021	—	(8,553)	(73,605)	(82,857)	(26,134)	(26,291)	(53,874)	(112,895)	(5,993)	—	(390,202)

Net book value
As of December 31, 2019	916,767	9,972	192,961	228,989	9,387	15,457	347,057	74,214	7,493	9,606	1,811,903
As of December 31, 2020	1,394,351	8,445	283,906	231,823	11,357	35,576	449,039	124,184	9,099	1,857	2,549,637
As of December 31, 2021	1,949,901	6,710	274,735	243,279	11,419	72,609	488,831	195,506	12,298	2,072	3,257,360
(a)

The acquisitions of the period are mainly due to the development of educational content from the 2021 school year, development of technology platforms for the supply of digital content, as well as licenses and software development for new projects.

(b)

Refers to the Geekie and EI purchase price allocation adjustment made upon completion of the calculation of the fair value of intangible assets in accordance with the period defined by IFRS 3. During the measurement period, the Company obtained new information about facts and circumstances that existed at the acquisition date, mainly related to the change in the projections used to define the purchase price allocation and recognized an adjustment in goodwill and accounts payable to selling shareholders to reflect the new information obtained.

Schedule of the carrying amount of goodwill by operating segment	The carrying amount of goodwill by operating segment was:

	2021	2020
Core	1,474,166	918,091
Supplemental	475,735	476,260
	1,949,901	1,394,351

Schedule of assumptions used in value-in-use calculations

The value-in-use calculations were based on the discounted cash flow model and are based on the following assumptions for those segments:

			Growth rate
	Budget period		beyond budget
	growth rate		period		Discount rate
	2021	2020	2021	2020	2021	2020
Core	13.8%	9.2%	3.3%	3.2%	11.7%	11.1%
Supplemental	16.4%	17.3%	3.3%	3.2%	12.9%	12.4%

Summary of estimated useful lives of intangible assets

The estimated useful lives of intangible assets for the years ended December 31, 2021, are as follows:

Years
Rights on contracts	10
Customer relationships	5 to 16
Educational system	3 to 10
Copyrights	3
Software license	2 to 5
Trademarks	10 to 20
Educational platform	3 to 10
Non-compete agreement	2 to 5